                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                              United Fire & Casualty Company
Address:                           118 Second Ave., S.E.
                                   Cedar Rapids, IA 52407

Form 13F File Number:              28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                              Dianne M. Lyons
Title:                             Controller
Phone:                             319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons             Cedar Rapids, IA                        11-12-03

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:           116

Form 13F Information Table Value Total:  $    114,652 (in thousands)

List of Other Included Managers:                 NONE

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
                                 TITLE
                                   OF                  VALUE    SHARES/   SH/   PUT/  INVSTMNT      OTHER    ---VOTING AUTHORITY---
       NAME OF ISSUER            CLASS      CUSIP    (x $1000)  PRN AMT   PRN   CALL   DSCRETN    MANAGERS     SOLE    SHARED  NONE
===================================================================================================================================

AOL Time Warner Inc.            Common   00184A-10-5       79     5,000                Defined                  5,000
AOL Time Warner Inc.            Common   00184A-10-5       30     2,000                Defined                  2,000
AT&T Wireless Services Inc.     Common   00209A-10-6       17     2,000                Defined                  2,000
Abbott Laboratories             Common   002824-10-0    6,808   160,000                Sole                   160,000
Alderwoods Group Inc            Common   014383-10-3      300    38,421                Sole                    38,421
Allegheny Energy Inc.           Common   017361-10-6       45     5,000                Defined                  5,000
Alliant Energy Corporation      Common   018802-10-8      152     6,900                Defined                  6,900
Alliant Energy Corporation      Common   018802-10-8    2,688   122,200                Sole                   122,200
ALLTEL Corporation              Common   020039-10-3      580    12,518                Sole                    12,518
American Express Co.            Common   025816-10-9      164     3,650                Defined                  3,650
American Express Co.            Common   025816-10-9       46     1,000                Defined                  1,000
American Express Co.            Common   025816-10-9       23       500                Defined                    500
American Strategic inc.Port II  Common   030099-10-5      333    25,420                Sole                    25,420
Anheuser-Busch Companies Inc    Common   035229-10-3      197     4,000                Sole                     4,000
Applied Materials Inc.          Common   038222-10-5      138     7,600                Defined                  7,600
Automatic Data Processing       Common   053015-10-3      133     3,700                Defined                  3,700
BCE Inc.                        Common   05534B-10-9      354    16,200                Sole                    16,200
BRE Properties Inc.             Common   05564E-10-6      594    18,000                Sole                    18,000
Bank of America Corporation     Common   060505-10-4    4,682    60,000                Sole                    60,000
Bank One Corporation            Common   06423A-10-3    1,691    43,740                Sole                    43,740
Bell South Corporation          Common   079860-10-2      379    16,000                Sole                    16,000
Bemis Company Inc.              Common   081437-10-5      696    15,700                Sole                    15,700
Boeing Company                  Common   097023-10-5    1,202    35,000                Sole                    35,000
Burlington Northern Santa Fe    Common   12189T-10-4      466    16,158                Sole                    16,158
Burlington Resources Inc        Common   122014-10-3      336     6,972                Sole                     6,972
CH Energy Group, Inc.           Common   12541M-10-2       22       500                Defined                    500
CMS Energy Corp.                Common   125896-10-0       38     5,000                Defined                  5,000
CVS Corp Delaware               Common   126650-10-0      154     4,950                Defined                  4,950
Cardinal Health Inc.            Common   14149Y-10-8      156     2,675                Defined                  2,675
Cincinnati Bell                 Common   171871-10-6       27     5,000                Defined                  5,000
Cincinnati Financial Corp.      Common   172062-10-1   11,620   290,500                Sole                   290,500
Citigroup Inc.                  Common   172967-10-1      166     3,650                Defined                  3,650
Cummins Inc.                    Common   231021-10-6      868    19,545                Sole                    19,545
DQE Inc.                        Common   23329J-10-4      550    35,000                Sole                    35,000
Dana Corp.                      Common   235811-10-6       47     3,000                Defined                  3,000
Dean Foods Company              Common   242370-10-4    1,498    48,261                Sole                    48,261
Del Monte Foods Co.             Common   24522P-10-3       43     5,000                Defined                  5,000
Del Monte Foods Co.             Common   24522P-10-3      175    20,097                Sole                    20,097
Dow Chemical Company            Common   260543-10-3    1,952    60,000                Sole                    60,000
Dreyers Grand Ice Cream Hldg    Common   261878-10-2       78     1,000                Defined                  1,000
Duke Energy Corp.               Common   264399-10-6       36     2,000                Defined                  2,000
Duke Energy Corporation         Common   264399-10-6    1,425    80,000                Sole                    80,000
Emerson Electric Co.            Common   291011-10-4      332     6,300                Sole                     6,300
Exxon Mobil Corporation         Common   30231G-10-2      145     3,950                Defined                  3,950
Exxon Mobil Corporation         Common   30231G-10-2    1,464    40,000                Sole                    40,000
Fannie Mae                      Common   313586-10-9      165     2,350                Defined                  2,350
Federal Signal Corporation      Common   313855-10-8    1,115    74,864                Sole                    74,864
Ferro Corp.                     Common   315405-10-0       65     3,000                Defined                  3,000
Fidelity National Information   Common   31620P-10-9      494    19,890                Sole                    19,890
First Data Corp.                Common   319963-10-4      160     4,000                Defined                  4,000
Fisher Communications Inc.      Common   337756-20-9       23       500                Defined                    500
Fisher Communications Inc.      Common   337756-20-9       18       400                Defined                    400
Arthur J Gallagher & Co.        Common   363576-10-9      292    10,321                Sole                    10,321
General Elec Co.                Common   369604-10-3      159     5,350                Defined                  5,350
General Electric Company        Common   369604-10-3    6,260   210,000                Sole                   210,000
Genuine Parts Co.               Common   372460-10-5       48     1,500                Defined                  1,500
Greater Bay Bancorp             Common   391648-10-2      416    20,000                Sole                    20,000
H J Heinz Company               Common   423074-10-3    1,543    45,000                Sole                    45,000
Hewlett Packard Co.             Common   428236-10-3      154     7,949                Defined                  7,949
Home Depot Inc                  Common   437076-10-2      151     4,750                Defined                  4,750
Honeywell International Inc.    Common   438516-10-6      142     5,400                Defined                  5,400
Honeywell International Inc.    Common   438516-10-6       27     1,000                Defined                  1,000
Honeywell International Inc.    Common   438516-10-6      659    25,000                Sole                    25,000
Intel Corporation               Common   458140-10-0      155     5,650                Defined                  5,650
Intel Corporation               Common   458140-10-0      275    10,000                Sole                    10,000
J P Morgan Chase & Co.          Common   46625h-10-0      154     4,500                Defined                  4,500
Johnson & Johnson               Common   478160-10-4      154     3,100                Defined                  3,100
Johnson & Johnson               Common   478160-10-4      495    10,000                Sole                    10,000
Liberty Media Corp. Series A    Common   530718-10-5      101    10,000                Defined                 10,000
Lin TV Corp.                    Common   532774-10-6       43     2,000                Defined                  2,000
Merrill Lynch & Co Inc.         Common   590188-10-8      150     2,800                Defined                  2,800
MetLife Inc.                    Common   59156R-10-8      333    11,880                Sole                    11,880
Motorola Inc.                   Common   620076-10-9      717    60,000                Sole                    60,000
Newell Rubbermaid Inc.          Common   651229-10-6      775    35,766                Sole                    35,766
Nicor Inc.                      Common   654086-10-7    1,054    30,000                Sole                    30,000
NiSource Inc.                   Common   65473P-10-5      114     5,700                Sole                     5,700

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
                                 TITLE
                                   OF                  VALUE    SHARES/   SH/   PUT/  INVSTMNT      OTHER    ---VOTING AUTHORITY---
       NAME OF ISSUER            CLASS       CUSIP    (x $1000) PRN AMT   PRN   CALL   DSCRETN    MANAGERS     SOLE    SHARED  NONE
===================================================================================================================================
Nokia Corp.                      Common   654902-20-4      144     9,200              Defined                   9,200
Nstar                            Common   67019E-10-7       24       500              Defined                     500
Officemax Inc.                   Common   67622M-10-8       95    10,000              Defined                  10,000
Ohio Casualty Corporation        Common   677240-10-3      145    10,000              Sole                     10,000
Old Republic International Cor   Common   680223-10-4    3,414   103,168              Sole                    103,168
Penford Corporation              Common   707051-10-8      260    20,000              Sole                     20,000
Penwest Pharmaceuticals Co.      Common   709754-10-5      653    30,000              Sole                     30,000
PepsiCo Inc.                     Common   713448-10-8      917    20,000              Sole                     20,000
Pfizer                           Common   717081-10-3      147     4,850              Defined                   4,850
Procter & Gamble Company         Common   742718-10-9    2,599    28,000              Sole                     28,000
Progress Energy Inc.             Common   743263-10-5      851    19,131              Sole                     19,131
Pulitzer Inc.                    Common   745769-10-9       27       500              Defined                     500
Pulitzer Inc.                    Common   745769-10-9       15       300              Defined                     300
QCR Holdings Inc.                Common   74727A-10-4    1,023    45,454              Sole                     45,454
SBC Communications Inc.          Common   78387G-10-3    1,757    78,960              Sole                     78,960
SAFECO Corporation               Common   786429-10-0    1,646    46,550              Sole                     46,550
St Paul Companies Inc.           Common   792860-10-8      806    21,774              Sole                     21,774
Schering-Plough Corporation      Common   806605-10-1      149     9,750              Defined                   9,750
Schering-Plough Corporation      Common   806605-10-1      152    10,000              Sole                     10,000
Shopko Stores Inc                Common   824911-10-1      300    20,000              Sole                     20,000
Sprint Corp. PCS                 Common   852061-50-6       42     7,000              Defined                   7,000
TXU Corporation                  Common   873168-10-8      707    30,000              Sole                     30,000
Texas Instruments                Common   882508-10-4      141     6,175              Defined                   6,175
Thomas Inds. Inc.                Common   884425-10-9       14       500              Defined                     500
Titan Corp.                      Common   888266-10-3       62     3,000              Defined                   3,000
TPG NV                           Common   892339-10-2       77     4,034              Sole                      4,034
Tribune Co.                      Common   896047-10-7       24       500              Defined                     500
US Bancorp                       Common   902973-30-4      150     6,250              Defined                   6,250
US Bancorp                       Common   902973-30-4   19,984   833,034              Sole                    833,034
United States Cellular Corp.     Common   911684-10-8       60     2,000              Defined                   2,000
United States Cellular Corp.     Common   911684-90-8       59     2,000              Defined                   2,000
Vectren Corporation              Common   92240G-10-1      630    26,658              Sole                     26,658
Verizon Communications Inc       Common   92343V-10-4    1,189    36,648              Sole                     36,648
Viacom Inc.                      Common   925524-10-0       38     1,000              Defined                   1,000
Wachovia Corporation             Common   929903-10-2    1,236    30,008              Sole                     30,008
Wells Fargo & Company            Common   949746-10-1    6,035   117,176              Sole                    117,176
Wintrust Financial Corporation   Common   97650W-10-8    8,714   230,523              Sole                    230,523
Wyeth Corp                       Common   983024-10-0      157     3,400              Defined                   3,400
Xcel Energy, Inc.                Common   98389B-10-0      774    50,000              Sole                     50,000
Young Broadcasting Inc.          Common   987434-10-7       95     5,000              Defined                   5,000
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Report Summary            116 Data Records            $114,652                   0 other managers on whose behalf report is filed